Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests	[1]	€ 121		€ 91		€ 101	[2]
Fair value remeasurement of contingent consideration	[1]	(159)		(135)		53	[2]
Restructuring costs and similar items		(731)		(879)		(795)
Other gains and losses, and litigation		(215)	[1]	211	[1]	0
Operating income	[1]	5,803		6,534		5,624	[2]
Financial expenses	[1]	(420)		(924)		(559)	[2]
Financial income	[1]	147		68		178	[2]
Income before tax and investments accounted for using the equity method		5,530		5,678		5,243
Operating Segments [Member]
Disclosure of operating segments [Line Items]
Business operating income		9,343		9,285		9,313
Material Reconciling Items [Member]
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method		(235)		(177)		(169)
Net income attributable to non-controlling interests		125		113		126
Amortization and impairment of intangible assets		(2,159)		(1,884)		(2,904)
Fair value remeasurement of contingent consideration		(159)		(135)		53
Expenses arising from the impact of acquisitions on inventories		(166)
Restructuring costs and similar items		(731)		(879)		€ (795)
Other gains and losses, and litigation		€ (215)		€ 211

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).